RELATED PARTY TRANSACTIONS (Schedule of amounts due from and to related parties, excluding direct financing lease balances) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Amounts due from and to related parties [Abstract]
Due from related parties	$ 4,842	$ 7,718
Allowance for expected credit losses	(6,425)	(9,171)
Loans to related parties - associated companies, long-term	125,000	123,910
Due to related parties	1,329	2,724
River Box
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	45,000	45,000
SFL Hercules Ltd (“SFL Hercules”)
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	80,000	78,910
Frontline Shipping
Amounts due from and to related parties [Abstract]
Due from related parties	0	2,875
Due to related parties	1,204	836
Frontline
Amounts due from and to related parties [Abstract]
Due from related parties	3,093	3,202
Seadrill
Amounts due from and to related parties [Abstract]
Due from related parties	2,773	3,613
Seatankers
Amounts due from and to related parties [Abstract]
Due from related parties	181	0
SFL Hercules Ltd (“SFL Hercules”)
Amounts due from and to related parties [Abstract]
Due from related parties	213	0
River Box
Amounts due from and to related parties [Abstract]
Due from related parties	5	0
Other related parties
Amounts due from and to related parties [Abstract]
Due from related parties	0	2
Due to related parties	50	39
Affiliated Entity
Amounts due from and to related parties [Abstract]
Allowance for expected credit losses	(2,653)	(1,974)
Frontline Management
Amounts due from and to related parties [Abstract]
Due to related parties	75	1,826
Golden Ocean
Amounts due from and to related parties [Abstract]
Due from related parties	1,230	0
Due to related parties	$ 0	$ 23